COMMITMENTS AND CONTINGENCIES, Intermex Holdings, Inc. and Subsidiaries (Details) - Intermex Holdings, Inc. and Subsidiaries [Member]	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) State Territory	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Leases [Abstract]
Office leases aggregate monthly payments		$ 143,565
Rent expense		1,605,715
Future Minimum Rental Payments [Abstract]
2018		1,389,126
2019		1,152,447
2020		772,735
2021		108,496
Thereafter		6,645
Total future minimum payments		$ 3,429,449
Contingencies [Abstract]
Number of states in which entity operates | State		49
Number of territories in which entity operates | Territory		2
Predecessor Company [Member]
Leases [Abstract]
Rent expense	$ 135,636		$ 1,495,526	$ 1,332,388